SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred	$ 220,974	$ 183,647	$ 120,021
Interest expenses capitalized	96,884	30,987	10,410
Amortization of deferred financing cost, capitalized	0	0	0
Impairment loss recognized on property and equipment	(4,146)	0	0
Amortization of deferred financing costs	28,055	18,159	13,272
Gaming taxes	2,275,610	2,479,958	2,024,697
Total advertising and promotional expenses	$ 47,906	$ 43,403	$ 40,854
Percentage of tax benefit greater than likelihood	50.00%
Share options [Member]
Schedule Of Significant Accounting Policies [Line Items]
Outstanding shares excluded from the computation of diluted net income	2,519,037	0	1,901,136
Restricted shares [Member]
Schedule Of Significant Accounting Policies [Line Items]
Outstanding shares excluded from the computation of diluted net income	701,681	0	0